Note 14 - Financial Instruments (Details Textual) - CAD ($)	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Total cash and cash equivalents	$ 1,459,863	$ 30,367	$ 1,127,418	$ 442,489	$ 191,290	$ 233,843
Current Trade and Grants Receivable	249,383			838,502
Current prepayments and other receivable	84,677			121,603
Total current liabilities	395,731			$ 686,068
Currency risk [member]
Statement Line Items [Line Items]
Possible effect of 10% change in exchange rate regarding the USD to the net income (loss)	79,357	2,437
Total cash and cash equivalents	1,459,863
Current Trade and Grants Receivable	249,383	$ 835,554
Current prepayments and other receivable	84,677
Total current liabilities	$ 395,731